DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 5
Income tax provision for undistributed earnings	12
Undistributed earnings of foreign subsidiaries	12,915
Unused tax losses, net	4,834
Deductible temporary differences for which no deferred tax asset is recognised	2,688	$ 2,846
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	213
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	221
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	224
2028+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,143
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,029
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,163	1,168
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	251	262
Other | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,274	$ 1,416